SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Nov. 30, 2021	May 31, 2021	May 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 291,217	$ 247,490	$ 198,988
Less: accumulated depreciation	(90,496)	(55,398)
Property and equipment, net	200,721	192,092	198,988
Property and equipment, gross	291,217	247,490	198,988
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	97,716	84,085	68,685
Property and equipment, gross	97,716	84,085	68,685
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	135,746	108,479	78,743
Property and equipment, gross	135,746	108,479	78,743
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	30,609	27,780	24,414
Property and equipment, gross	30,609	27,780	24,414
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,146	27,146	27,146
Property and equipment, gross	$ 27,146	$ 27,146	$ 27,146